Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Percentage of effective tax rate	21.00%	34.00%